Filed Pursuant to Rule 497(c)
 Securities Act File No. 033-38074
Investment Company Act No. 811-06260

QUAKER INVESTMENT TRUST

On behalf of Quaker Investment Trust and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Prospectus dated October 2, 2018 for the Quaker Global Tactical Fund, Quaker Mid-Cap Value Fund, Quaker Impact Growth Fund, and Quaker Small/Mid-Cap Impact value Fund (the “Funds”), which was filed pursuant to Rule 497(c) on October 11, 2018 (Accession number 0000894189-18-005576).  The purpose of this filing is to submit the 497(c) filing dated October 11, 2018 in XBRL for the Funds.

The XBRL exhibits attached hereto consist of the following:

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE